Other Financial Liabilities	12 Months Ended
Dec. 31, 2017
Disclosure Of Financial Liabilities [Abstract]
Other Financial Liabilities
19.	OTHER FINANCIAL LIABILITIES

The balance of other financial liabilities as of December 31, 2017, 2016 and January 1, 2016, is as follows

	December 31, 2017		December 31, 2016		January 1, 2016
Other Financial Liabilities	Current	Non-Current	Current	Non-Current	Current	Non-Current
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Interest-bearing borrowings	670,916	4,333,042	743,746	3,564,024	869,208	2,600,816
Hedging derivatives (*)	17,582	7,802	5,275	16,053	97,929	424
Non-hedging derivatives (**)	1,270	8,671	4,836	-	1,481	-

Total	689,768	4,349,515	753,857	3,580,077	968,618	2,601,240

(*)	See Note 21.2.a.
(**)	See Note 21.2.b.

19.1Interest-bearing borrowings

The detail of current and non-current interest-bearing borrowings as of December 31, 2017, 2016 and January 1, 2016 is as follows:

	December 31, 2017		December 31, 2016		January 1, 2016
Classes of Interest-Bearing Borrowings	Current	Non-Current	Current	Non-Current	Current	Non-Current
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Bank loans	336,937	1,164,786	236,220	728,625	264,900	327,568
Unsecured obligations	271,665	2,906,343	458,908	2,695,826	501,608	1,959,721
Financial leases	26,647	77,845	42,494	82,696	27,696	82,615
Other obligations	35,667	184,068	6,124	56,877	75,004	230,912

Total	670,916	4,333,042	743,746	3,564,024	869,208	2,600,816

 Bank loans by currency and contractual maturity as of December 31, 2017, 2016 and January 1 2016, are as follows:

            - Summary of bank loans by currency and maturity

					Current			Non-Current
		Effective	Nominal	Secured /	Maturity			Maturity
Country	Currency	Interest Rate	Interest Rate	Unsecured	One to three months	Three to twelve months	Total Current 12/31/2017	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non- Current 12/31/2017
					ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Peru	US$	3.34%	3.23%	Unsecured	8,859	1,265	10,124	422	-	-	-	-	422
Peru	PS$	5.43%	5.32%	Unsecured	22,268	27471	49,739	-	-	-	-	-	-
Colombia	US$	1.90%	1.88%	Unsecured	35,414	-	35,414	-	-	-	-	-	-
Colombia	CP	7.28%	7.10%	Unsecured	13,030	17,085	30,115	88,625	64,963	15,459	13,623	20,434	203,104
Brazil	US$	3.80%	3.83%	Unsecured	7,595	37076	44,671	407,459	293,720	53,532	30,856	5,762	791,329
Brazil	R$	11.86%	10.84%	Unsecured	56,245	110,629	166,874	61,436	17,302	87,643	2,086	1,464	169,931

Total					143,411	193,526	336,937	557,942	375,985	156,634	46,565	27,660	1,164,786

					Current			Non-Current
		Effective	Nominal	Secured /	Maturity			Maturity
Country	Currency	Interest Rate	Interest Rate	Unsecured	One to three months	Three to twelve months	Total Current 12/31/2016	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non- Current 12/31/2016
					ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Peru	US$	2.88%	2.79%	Unsecured	1,441	25,968	27,409	27,048	421	-	-	-	27,469
Peru	PS$	5.64%	5.53%	Unsecured	3,324	-	3,324	47,590	-	-	-	-	47,590
Argentina	Arg $	36.74%	32.50%	Unsecured	-	1,251	1,251	-	-	-	-	-	-
Colombia	CP	8.49%	8.21%	Unsecured	6,006	68,261	74,267	21,743	89,070	72,078	15,916	27,021	225,828
Brazil	US$	3.61%	3.60%	Unsecured	981	-	981	38,398	76,092	-	-	2,778	117,268
Brazil	R$	11.84%	11.56%	Unsecured	45,650	83,338	128,988	112,758	101,837	49,686	35,055	11,134	310,470

Total					57,402	178,818	236,220	247,537	267,420	121,764	50,971	40,933	728,625

					Current			Non-Current
		Effective	Nominal	Secured /	Maturity			Maturity
Country	Currency	Interest Rate	Interest Rate	Unsecured	One to three months	Three to twelve months	Total Current 01/01/2016	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non- Current 01/01/2016
					ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Peru	US$	3.54%	2.40%	Unsecured	37,528	3,990	41,518	5,320	27,103	422	-	-	32,845
Peru	PS$	5.61%	5.20%	Unsecured	17,901	-	17,901	2,934	32,276	-	-	-	35,210
Argentina	US$	9.09%	13.13%	Unsecured	5,491	-	5,491	1,522	-	-	-	-	1,522
Argentina	Arg $	21.74%	37.06%	Unsecured	3,792	6,773	10,565	53,732	-	-	-	-	53,732
Colombia	CP	8.32%	6.46%	Unsecured	46,368	107,650	154,018	42,480	12,803	12,803	12,803	38,410	119,299
Brazil	R$	9.61%	14.53%	Unsecured	12,737	22,670	35,407	-	42,480	42,480	-	-	84,960

Total					123,817	141,083	264,900	105,988	114,662	55,705	12,803	38,410	327,568

- Fair value measurement and hierarchy

The fair value of current and non-current bank borrowings as of December 31, 2017 was ThUS$1,470,194 (ThUS$977,422 and ThUS$595,815 as of December 31, 2016 and January 1, 2016, respectively). The borrowings have been classified as Level 2 fair value measurement based on the entry data used in the valuation techniques (see Note 4.g).

             - Identification of bank borrowings by company

Appendix 4, letter a), shows the estimated future cash flows (undiscounted) that the Group will have to disburse to settle the bank loans detailed above.

										December 31, 2017
Taxpayer			Taxpayer				Effective	Nominal	Amortization	Current			Non Current
ID No.	Company	Country	ID No.	Financial Institution	Country	Currency	Interest Rate	Interest Rate		Less than 90 days	More than 90 days	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non- Current
										ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Foreign	Enel Distribución Río S.A. ( ex Ampla Energía S.A.)	Brazil	Foreign	Citibank	Brazil	US$	4.13%	4.12%	At Maturity	778	37,076	37,854	-	-	-	-	-	-
Foreign	Enel Distribución Río S.A. ( ex Ampla Energía S.A.)	Brazil	Foreign	Banco Santander	Brazil	US$	3.37%	3.36%	At Maturity	708	-	708	75,938	-	-	-	-	75,938
Foreign	Enel Distribución Río S.A. ( ex Ampla Energía S.A.)	Brazil	Foreign	Bndes	Brazil	R$	10.57%	10.51%	Monthly	20,080	32,334	52,414	39,121	31,839	22,490	4,410	2,989	100,849
Foreign	Enel Distribución Río S.A. ( ex Ampla Energía S.A.)	Brazil	Foreign	Banco Itau	Brazil	US$	4.29%	4.28%	At Maturity	1,594	-	1,594	-	-	75,512	-	-	75,512
Foreign	Enel Distribución Río S.A. ( ex Ampla Energía S.A.)	Brazil	Foreign	Bndes	Brazil	R$	10.83%	9.86%	Monthly	966	6,894	7,860	31,042	31,042	31,042	26,446	-	119,572
Foreign	Codensa	Colombia	Foreign	Bank of Tokyo	Colombia	CP$	8.49%	8.32%	At Maturity	1,626	-	1,626	66,996	-	-	-	-	66,996
Foreign	Codensa	Colombia	Foreign	Bank of Tokyo	Colombia	CP$	9.01%	8.82%	At Maturity	-	279	279	-	54,266	-	-	-	54,266
Foreign	Codensa	Colombia	Foreign	Banco de Bogota S.A.	Colombia	CP$	7.72%	7.46%	Quarterly	836	2,462	3,298	722	-	-	-	-	722
Foreign	Codensa	Colombia	Foreign	Banco AV Villas	Colombia	CP$	7.50%	7.26%	Quarterly	424	1,256	1,680	368	-	-	-	-	368
Foreign	Codensa	Colombia	Foreign	Banco Popular	Colombia	CP$	7.45%	7.25%	Quarterly	277	628	905	556	-	-	-	-	556
Foreign	Codensa	Colombia	Foreign	Banco Popular	Colombia	CP$	7.44%	7.24%	Quarterly	536	1,256	1,792	1,452	-	-	-	-	1,452
Foreign	Codensa	Colombia	Foreign	BBVA	Colombia	CP$	6.21%	6.07%	Quarterly	112	245	357	282	71	-	-	-	353
Foreign	Codensa	Colombia	Foreign	BBVA	Colombia	CP$	6.10%	5.97%	Quarterly	91	212	303	242	61	-	-	-	303
Foreign	Codensa	Colombia	Foreign	BBVA	Colombia	CP$	5.96%	5.83%	Quarterly	46	117	163	132	33	-	-	-	165
Foreign	Codensa	Colombia	Foreign	BBVA	Colombia	CP$	6.21%	6.07%	Quarterly	197	407	604	466	233	-	-	-	699
Foreign	Codensa	Colombia	Foreign	BBVA	Colombia	CP$	6.07%	5.94%	Quarterly	121	268	389	304	152	-	-	-	456
Foreign	Codensa	Colombia	Foreign	BBVA	Colombia	CP$	6.03%	5.90%	Quarterly	109	259	368	291	145	-	-	-	436
Foreign	Codensa	Colombia	Foreign	BBVA	Colombia	CP$	6.72%	6.56%	Quarterly	322	628	950	695	695	174	-	-	1,564
Foreign	Codensa	Colombia	Foreign	BBVA	Colombia	CP$	6.86%	6.69%	Quarterly	180	294	474	330	330	165	-	-	825
Foreign	Codensa	Colombia	Foreign	BBVA	Colombia	CP$	6.75%	6.59%	Quarterly	259	456	715	505	505	253	-	-	1,263
Foreign	Codensa	Colombia	Foreign	Banco Agrario	Colombia	CP$	7.15%	6.97%	Quarterly	899	1,507	2,406	1,661	1,661	1,246	-	-	4,568
Foreign	Chinango S.A.C.	Perú	Foreign	Banco de Credito del Perú	Perú	US$	3.15%	3.05%	Quarterly	8,422	-	8,422	-	-	-	-	-	-
Foreign	Chinango S.A.C.	Perú	Foreign	Bank Of Nova Scotia	Perú	US$	3.52%	3.40%	Quarterly	437	1,265	1,702	422	-	-	-	-	422
Foreign	Enel Cien S.A. (EX Cien S.A.)	Brazil	Foreign	Bndes	Brazil	R$	9.35%	8.84%	Monthly	419	1,216	1,635	1,621	811	-	-		2,432
Foreign	Enel Distribución Ceará S.A. (ex Coelce S.A.)	Brazil	Foreign	Banco Itaú Brasil	Brazil	R$	12.17%	11.28%	Annually	15,766	-	15,766	15,094	-	-	-	-	15,094
Foreign	Enel Distribución Ceará S.A. (ex Coelce S.A.)	Brazil	Foreign	Banco do Brasil	Brazil	R$	10.29%	10.14%	Annually	795	45,280	46,075	22,640	-	-	-	-	22,640
Foreign	Enel Distribución Ceará S.A. (ex Coelce S.A.)	Brazil	Foreign	Banco do Nordeste	Brazil	R$	7.85%	7.70%	Monthly	1,630	4,808	6,438	1,603	-	-	-	-	1,603
Foreign	Enel Distribución Ceará S.A. (ex Coelce S.A.)	Brazil	Foreign	Bndes	Brazil	R$	10.79%	10.66%	Monthly	8,891	15,359	24,250	20,478	16,491	12,131	2,086	1,464	52,650
Foreign	Enel Distribución Ceará S.A. (ex Coelce S.A.)	Brazil	Foreign	Banco do Brasil	Brazil	US$	4.67%	4.66%	At Maturity	27	-	27	-	-	-	-	2,773	2,773
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Banco de Interbank	Perú	PS$	5.83%	5.71%	At Maturity	6,624	-	6,624	-	-	-	-	-	-
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Banco Continental	Perú	PS$	5.10%	5.01%	At Maturity	29	4,630	4,659	-	-	-	-	-	-
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Banco Continental	Perú	PS$	5.10%	5.01%	At Maturity	47	7,717	7,764	-	-	-	-	-	-
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Banco Continental	Perú	PS$	5.10%	5.01%	At Maturity	35	7,407	7,442	-	-	-	-	-	-
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Banco Continental	Perú	PS$	5.10%	5.01%	At Maturity	33	7,717	7,750	-	-	-	-	-	-
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Banco Santander	Perú	PS$	6.35%	6.20%	At Maturity	15,500	-	15,500	-	-	-	-	-	-
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	BBVA Colombia	Colombia	CP$	9.43%	9.21%	At Maturity	5,160	5,024	10,184	10,050	5,024	10,048	10,050	15,074	50,246
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Banco de Bogota	Colombia	CP$	9.85%	9.62%	At Maturity	1,835	1,787	3,622	3,573	1,787	3,573	3,573	5,360	17,866
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Banco de Crédito del perú	Colombia	US$	1.90%	1.88%	At Maturity	35,414	-	35,414	-	-	-	-	-	-
Foreign	Enel Green Power Volta Grande	Brazil	Foreign	BNP PARIBAS	Brazil	US$	3.24%	3.22%	At Maturity	1,158	-	1,158	261,358	-	-	-	-	261,358
Foreign	CELG Distribuição S.A.	Brazil	Foreign	Banco Daycoval (75272/2014)	Brazil	R$	14.99%	13.59%	Monthly	653	650	1,303	-	-	-	-	-	-
Foreign	CELG Distribuição S.A.	Brazil	Foreign	BCV - Banco de Crédito e Varejo (1310/2015)	Brazil	R$	15.86%	12.91%	Monthly	1,782	587	2,369	-	-	-	-	-	-
Foreign	CELG Distribuição S.A.	Brazil	Foreign	BCV - Banco de Crédito e Varejo (1360/2015)	Brazil	R$	15.86%	12.91%	Monthly	5,263	3,501	8,764	-	-	-	-	-	-
Foreign	CELG Distribuição S.A.	Brazil	Foreign	ITAÚ 4131 CELG	Brazil	US$	4.02%	4.05%	Bi-Annually	1,533	-	1,533	-	75,513	-	-	-	75,513
Foreign	CELG Distribuição S.A.	Brazil	Foreign	ITAÚ 4131 CELG	Brazil	US$	3.67%	4.02%	Bi-Annually	1,398	-	1,398	-	94,998	-	-	-	94,998
Foreign	CGTF Endesa Fortaleza	Brazil	Foreign	Banco Citibank	Brazil	US$	2.98%	2.96%	At Maturity	399	-	399	-	60,328	-	-	-	60,328
Total										143,411	193,526	336,937	557,942	375,985	156,634	46,565	27,660	1,164,786

		Country		Financial Institution	Country	Currency			Amortization	December 31, 2016
Taxpayer			Taxpayer				Effective	Nominal		Current			Non Current
ID No.	Company		ID No.				Interest Rate	Interest Rate		Less than 90 days	More than 90 days	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non- Current
										ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Foreign	Enel Distribución Río S.A. (ex Ampla Energía S.A.)	Brazil	Foreign	Citibank	Brazil	US$	3.53%	3.52%	At Maturity	294	-	294	38,398	-	-	-	-	38,398
Foreign	Enel Distribución Río S.A. (ex Ampla Energía S.A.)	Brazil	Foreign	Banco Santander	Brazil	US$	2.85%	2.85%	At Maturity	661	-	661	-	76,092	-	-	-	76,092
Foreign	Enel Distribución Río S.A. (ex Ampla Energía S.A.)	Brazil	Foreign	BNDES	Brazil	R$	11.67%	11.40%	Monthly	17,535	38,694	56,229	45,560	39,527	32,201	22,776	7,524	147,588
Foreign	Codensa	Colombia	Foreign	Bank of Tokyo	Colombia	CP$	8.49%	8.32%	At Maturity	1,597	-	1,597	-	66,445	-	-	-	66,445
Foreign	Codensa	Colombia	Foreign	Bank of Tokyo	Colombia	CP$	9.01%	8.82%	At Maturity	264	-	264	-	-	53,821	-	-	53,821
Foreign	Codensa	Colombia	Foreign	Banco de Bogota	Colombia	CP$	9.46%	9.08%	Quarterly	849	2,682	3,531	2,698	814	-	-	-	3,512
Foreign	Codensa	Colombia	Foreign	Banco AV Villas	Colombia	CP$	9.24%	8.87%	Quarterly	433	1,363	1,796	1,374	415	-	-	-	1,789
Foreign	Codensa	Colombia	Foreign	Banco Popular	Colombia	CP$	9.13%	8.77%	Quarterly	249	700	949	640	623	-	-	-	1,263
Foreign	Codensa	Colombia	Foreign	Banco Popular	Colombia	CP$	9.20%	8.83%	Quarterly	452	1,448	1,900	1,167	1,661	-	-	-	2,828
Foreign	Codensa	Colombia	Foreign	BBVA	Colombia	CP$	7.73%	7.47%	Quarterly	96	274	370	211	324	81	-	-	616
Foreign	Codensa	Colombia	Foreign	BBVA	Colombia	CP$	7.85%	7.58%	Quarterly	77	240	317	177	280	70	-	-	527
Foreign	Codensa	Colombia	Foreign	BBVA	Colombia	CP$	7.66%	7.40%	Quarterly	39	133	172	55	154	77	-	-	286
Foreign	Codensa	Colombia	Foreign	BBVA	Colombia	CP$	7.73%	7.47%	Quarterly	162	463	625	321	538	269	-	-	1,128
Foreign	Codensa	Colombia	Foreign	BBVA	Colombia	CP$	7.85%	7.58%	Quarterly	99	309	408	204	355	177	-	-	736
Foreign	Codensa	Colombia	Foreign	BBVA	Colombia	CP$	7.74%	7.48%	Quarterly	88	302	390	104	343	257	-	-	704
Foreign	Codensa	Colombia	Foreign	BBVA	Colombia	CP$	8.49%	8.18%	Quarterly	219	785	1,004	330	623	831	415	-	2,199
Foreign	Codensa	Colombia	Foreign	BBVA	Colombia	CP$	8.39%	8.08%	Quarterly	125	362	487	151	389	389	194	-	1,123
Foreign	Codensa	Colombia	Foreign	BBVA	Colombia	CP$	8.51%	8.19%	Quarterly	174	574	748	215	602	602	301	-	1,720
Foreign	Codensa	Colombia	Foreign	Banco Agrario	Colombia	CP$	8.91%	8.57%	Quarterly	586	1,926	2,512	586	1,993	1,993	1,495	-	6,067
Foreign	Chinango S.A.C.	Perú	Foreign	Banco de Credito del Perú	Perú	US$	2.64%	2.56%	Quarterly	356	845	1,201	25,365	-	-	-	-	25,365
Foreign	Chinango S.A.C.	Perú	Foreign	Bank Of Nova Scotia	Perú	US$	3.70%	3.57%	Quarterly	636	1,874	2,510	-	-	-	-	-	-
Foreign	Chinango S.A.C.	Perú	Foreign	Bank Of Nova Scotia	Perú	US$	3.52%	3.40%	Quarterly	449	1,262	1,711	1,683	421	-	-	-	2,104
Foreign	Enel Cien S.A.	Brazil	Foreign	Bndes	Brazil	R$	9.85%	9.54%	Monthly	428	1,225	1,653	1,633	1,633	816	-	-	4,082
Foreign	Enel Distribución Ceará (ex Coelce S.A.)	Brazil	Foreign	Banco Itaú Brasil	Brazil	R$	15.55%	15.19%	Annually	17,247	-	17,247	15,347	15,347	-	-	-	30,694
Foreign	Enel Distribución Ceará (ex Coelce S.A.)	Brazil	Foreign	Banco do Brasil	Brazil	R$	14.81%	14.51%	Annually	1,450	23,021	24,471	23,021	23,021	-	-	-	46,042
Foreign	Enel Distribución Ceará (ex Coelce S.A.)	Brazil	Foreign	Banco do Nordeste	Brazil	R$	7.85%	7.71%	Monthly	1,679	4,889	6,568	6,519	1,630	-	-	-	8,149
Foreign	Enel Distribución Ceará (ex Coelce S.A.)	Brazil	Foreign	Bndes	Brazil	R$	11.33%	11.01%	Monthly	7,311	15,509	22,820	20,678	20,678	16,668	12,279	3,610	73,913
Foreign	Enel Distribución Ceará (ex Coelce S.A.)	Brazil	Foreign	Banco do Brasil	Brazil	US$	4.44%	4.44%	Bi-Annually	27	-	27	-	-	-	-	2,778	2,778
Foreign	Enel Generación Perú S.A.	Perú	Foreign	Bank Nova Scotia	Perú	US$	1.65%	1.62%	At Maturity	-	21,987	21,987	-	-	-	-	-	-
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Banco de Interbank	Perú	PS$	6.90%	6.73%	Quarterly	3,015	-	3,015	-	-	-	-	-	-
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Banco de Interbank	Perú	PS$	5.83%	5.71%	Quarterly	137	-	137	6,246	-	-	-	-	6,246
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Banco Continental	Perú	PS$	5.10%	5.01%	Quarterly	25	-	25	4,462	-	-	-	-	4,462
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Banco Continental	Perú	PS$	5.10%	5.01%	Quarterly	40	-	40	7,436	-	-	-	-	7,436
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Banco Continental	Perú	PS$	5.10%	5.01%	Quarterly	29	-	29	7,139	-	-	-	-	7,139
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Banco Continental	Perú	PS$	5.10%	5.01%	Quarterly	27	-	27	7,436	-	-	-	-	7,436
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Banco Santander	Perú	PS$	6.35%	6.20%	Quarterly	51	-	51	14,872	-	-	-	-	14,872
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	BBVA Colombia	Colombia	CP$	9.43%	9.21%	At Maturity	214	9,967	10,180	9,967	9,967	9,967	9,967	19,933	59,801
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Banco de Bogota	Colombia	CP$	9.46%	9.24%	At Maturity	76	3,544	3,620	3,544	3,544	3,544	3,544	7,088	21,264
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	The Bank Of Tokyo	Colombia	CP$	7.02%	6.90%	At Maturity	207	43,189	43,395	-	-	-	-	-	-
Foreign	Enel Generación Costanera S.A.	Argentina	Foreign	Banco Galicia	Argentina	AR$	36.07%	32.00%	At Maturity	-	301	301	-	-	-	-	-	-
Foreign	Enel Generación Costanera S.A.	Argentina	Foreign	Banco Itaú Argentina	Argentina	AR$	38.61%	34.00%	At Maturity	-	138	138	-	-	-	-	-	-
Foreign	Enel Generación Costanera S.A.	Argentina	Foreign	Banco Santander Río	Argentina	AR$	33.57%	30.00%	At Maturity	-	85	85	-	-	-	-	-	-
Foreign	Enel Generación Costanera S.A.	Argentina	Foreign	Banco Supervielle	Argentina	AR$	43.80%	38.00%	At Maturity	-	134	134	-	-	-	-	-	-
Foreign	Enel Generación Costanera S.A.	Argentina	Foreign	Citibank	Argentina	AR$	33.57%	30.00%	At Maturity	-	444	444	-	-	-	-	-	-
Foreign	Enel Generación Costanera S.A.	Argentina	Foreign	ICBC Argentina	Argentina	AR$	34.81%	31.00%	At Maturity	-	150	150	-	-	-	-	-	-
Total										57,403	178,819	236,220	247,539	267,419	121,763	50,971	40,933	728,625

					Country				Amortization	January 1, 2016
Taxpayer			Taxpayer				Effective	Nominal		Current			Non Current
ID No.	Company	Country	ID No.	Financial Institution		Currency	Interest Rate	Interest Rate		Less than 90 days	More than 90 days	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non- Current
										ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Foreign	Enel Distribución Río S.A. (ex Ampla Energía S.A.)	Brazil	Foreign	Banco do Brasil	Brazil	R$	13.58%	13.71%	At Maturity	-	565	565	10,935	10,935	10,935	-	-	32,805
Foreign	Chinango S.A.C.	Perú	Foreign	Banco de Credito del Perú	Perú	US$	2.64%	2.56%	Quarterly	344	847	1,191	1,130	25,416	-	-	-	26,546
Foreign	Chinango S.A.C.	Perú	Foreign	Bank Of Nova Scotia	Perú	US$	3.70%	3.57%	Quarterly	645	1,878	2,523	2,504	-	-	-	-	2,504
Foreign	Chinango S.A.C.	Perú	Foreign	Bank Of Nova Scotia	Perú	US$	3.52%	3.40%	Quarterly	462	1,265	1,727	1,687	1,687	422	-	-	3,796
Foreign	Enel Distribución Ceará S.A. (ex Coelce S.A.)	Brazil	Foreign	Banco Itaú Brasil	Brazil	R$	15.55%	15.19%	Annually	-	1,590	1,590	12,618	12,618	12,618	-	-	37,854
Foreign	Enel Distribución Ceará S.A. (ex Coelce S.A.)	Brazil	Foreign	Banco do Brasil	Brazil	R$	14.81%	14.51%	Annually	-	20,516	20,516	18,927	18,927	18,927	-	-	56,781
Foreign	Enel Distribución Ceará S.A. (ex Coelce S.A.)	Brazil	Foreign	Banco Santander	Brazil	R$	13.80%	15.76%	Otra	12,737	-	12,737	-	-	-	-	-	-
Foreign	Enel Generación Perú S.A.	Perú	Foreign	Bank Nova Scotia	Perú	US$	1.65%	1.62%	At Maturity	36,076	-	36,076	-	-	-	-	-	-
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Banco de Interbank	Perú	PS$	6.90%	6.73%	Quarterly	41	-	41	2,934	-	-	-	-	2,934
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Banco de Interbank	Perú	PS$	5.83%	5.71%	Quarterly	134	-	134	-	6,162	-	-	-	6,162
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Banco Continental	Perú	PS$	5.10%	5.01%	Quarterly	21	-	21	-	4,401	-	-	-	4,401
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Banco Continental	Perú	PS$	5.10%	5.01%	Quarterly	34	-	34	-	7,335	-	-	-	7,335
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Banco Continental	Perú	PS$	5.10%	5.01%	Quarterly	22	-	22	-	7,043	-	-	-	7,043
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Banco Continental	Perú	PS$	5.10%	5.01%	Quarterly	20	-	20	-	7,335	-	-	-	7,335
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Banco de Interbank	Perú	PS$	5.17%	5.07%	Quarterly	17,630	-	17,630	-	-	-	-	-	-
Foreign	Edesur S.A.	Argentina	Foreign	Banco Provincia de Buenos Aires	Argentina	AR$	35.36%	30.67%	Monthly	117	-	117	-	-	-	-	-	-
Foreign	Edesur S.A.	Argentina	Foreign	Banco Santander Río	Argentina	AR$	45.20%	37.88%	Quarterly	239	386	625	-	-	-	-	-	-
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	BBVA Colombia	Colombia	CP$	9.43%	9.21%	At Maturity	191	4,723	4,914	9,445	9,445	9,445	9,445	28,335	66,115
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Banco de Bogota	Colombia	CP$	9.46%	9.24%	At Maturity	68	1,679	1,747	3,358	3,358	3,358	3,358	10,075	23,507
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	AV VILLAS	Colombia	CP$	6.06%	5.93%	At Maturity	15,544	-	15,544	-	-	-	-	-	-
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Citibank Colombia	Colombia	CP$	5.57%	6.01%	At Maturity	7,280	-	7,280	-	-	-	-	-	-
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	BBVA Colombia	Colombia	CP$	8.90%	8.61%	At Maturity	510	38,685	39,195	-	-	-	-	-	-
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Banco de Bogota	Colombia	CP$	6.84%	6.66%	At Maturity	18,660	-	18,660	-	-	-	-	-	-
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Banco de Crédito del perú	Colombia	PS$	5.87%	5.70%	At Maturity	-	28,611	28,611	-	-	-	-	-	-
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Banco de Crédito del perú	Colombia	PS$	5.93%	5.76%	At Maturity	-	19,023	19,023	-	-	-	-	-	-
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Banco de Crédito del perú	Colombia	PS$	5.65%	5.50%	At Maturity	-	14,732	14,732	-	-	-	-	-	-
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	The Bank Of Tokyo	Colombia	CP$	7.02%	6.90%	At Maturity	-	197	197	40,929	-	-	-	-	40,929
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Banco Davivienda	Colombia	CP$	6.30%	6.15%	At Maturity	4,114	-	4,114	-	-	-	-	-	-
Foreign	Enel Argentina S.A.	Argentina	Foreign	Citibank	Argentina	AR$	36.74%	34.00%	At Maturity	617	-	617	-	-	-	-	-	-
Foreign	Enel Generación Costanera S.A.	Argentina	Foreign	Banco Galicia	Argentina	AR$	36.07%	32.00%	At Maturity	-	1,006	1,006	365	-	-	-	-	365
Foreign	Enel Generación Costanera S.A.	Argentina	Foreign	Banco Itaú Argentina	Argentina	AR$	38.61%	34.00%	At Maturity	-	383	383	169	-	-	-	-	169
Foreign	Enel Generación Costanera S.A.	Argentina	Foreign	Banco Santander Río	Argentina	AR$	33.57%	30.00%	At Maturity	-	255	255	105	-	-	-	-	105
Foreign	Enel Generación Costanera S.A.	Argentina	Foreign	Banco Supervielle	Argentina	AR$	43.80%	38.00%	At Maturity	-	365	365	163	-	-	-	-	163
Foreign	Enel Generación Costanera S.A.	Argentina	Foreign	Citibank	Argentina	AR$	33.57%	30.00%	At Maturity	-	1,200	1,200	537	-	-	-	-	537
Foreign	Enel Generación Costanera S.A.	Argentina	Foreign	Credit Suisse International	Argentina	US$	14.84%	13.92%	Quarterly	1,713	-	1,713	-	-	-	-	-	-
Foreign	Enel Generación Costanera S.A.	Argentina	Foreign	ICBC Argentina	Argentina	AR$	34.81%	31.00%	At Maturity	-	410	410	182	-	-	-	-	182
Foreign	Enel Generación El Chocón S.A.	Argentina	Foreign	Banco Macro	Argentina	AR$	43.63%	38.45%	At Maturity	1,577	-	1,577	-	-	-	-	-	-
Foreign	Enel Generación El Chocón S.A.	Argentina	Foreign	Deutsche Bank	Argentina	US$	13.50%	12.86%	Quarterly	1,889	-	1,889	-	-	-	-	-	-
Foreign	Enel Generación El Chocón S.A.	Argentina	Foreign	Standard Bank	Argentina	US$	13.50%	12.86%	Quarterly	945	-	945	-	-	-	-	-	-
Foreign	Enel Generación El Chocón S.A.	Argentina	Foreign	Banco Itau	Argentina	US$	13.50%	12.86%	Quarterly	945	-	945	-	-	-	-	-	-
Foreign	Enel Generación El Chocón S.A.	Argentina	Foreign	Banco Santander - Sindicado IV	Argentina	AR$	34.58%	30.81%	Quarterly	286	637	923	-	-	-	-	-	-
Foreign	Enel Generación El Chocón S.A.	Argentina	Foreign	Banco Itau- Sindicado IV	Argentina	AR$	34.58%	30.81%	Quarterly	261	581	842	-	-	-	-	-	-
Foreign	Enel Generación El Chocón S.A.	Argentina	Foreign	Banco Galicia - Sindicado IV	Argentina	AR$	34.58%	30.81%	Quarterly	248	553	801	-	-	-	-	-	-
Foreign	Enel Generación El Chocón S.A.	Argentina	Foreign	Banco Hipotecario - Sindicado IV	Argentina	AR$	34.58%	30.81%	Quarterly	87	194	281	-	-	-	-	-	-
Foreign	Enel Generación El Chocón S.A.	Argentina	Foreign	Banco Ciudad -Sindicado IV	Argentina	AR$	34.58%	30.81%	Quarterly	37	83	120	-	-	-	-	-	-
Foreign	Enel Generación El Chocón S.A.	Argentina	Foreign	ICBC - Sindicado IV	Argentina	AR$	34.58%	30.81%	Quarterly	323	719	1,042	-	-	-	-	-	-
Total										123,817	141,083	264,900	105,988	114,662	55,705	12,803	38,410	327,568

19.2Unsecured liabilities

The detail of Unsecured Liabilities by currency and maturity as of December 31, 2017, 2016 and January 1, 2016, is as follows:

      - Summary of unsecured liabilities by currency and maturity

				Current			Non-Current
		Nominal	Secured /	Maturity			Maturity
Country	Currency	Interest Rate	Unsecured	One to three months	Three to twelve months	Total Current 12/31/2017	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non- Current 12/31/2017
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Chile	US$	5.30%	Unsecured	-	4,405	4,405	-	-	-	-	582,676	582,676
Chile	U.F.	5.75%	Unsecured	-	6,458	6,458	6,746	7,134	7,544	3,412	-	24,836
Peru	US$	6.59%	Unsecured	10,991	-	10,991	8,179	10,016	-	-	10,016	28,211
Peru	PS$	6.29%	Unsecured	3,648	2,615	6,263	66,364	40,127	30,867	35,497	221,594	394,449
Argentina	US$	0.00%	Unsecured	-	-	-	-	-	-	-	-	-
Argentina	AR$	0.00%	Unsecured	-	-	-	-	-	-	-	-	-
Colombia	US$	0.00%	Unsecured	-	-	-	-	-	-	-	-	-
Colombia	CP$	8.69%	Unsecured	37,900	160,745	198,645	253,473	110,856	337,987	190,818	653,190	1,546,324
Brazil	US$	0.00%	Unsecured	-	-	-	-	-	-	-	-	-
Brazil	R$	7.35%	Unsecured	1,437	43,466	44,903	-	180,184	52,152	52,602	44,909	329,847

		Total		53,976	217,689	271,665	334,762	348,317	428,550	282,329	1,512,385	2,906,343

				Current			Non-Current
		Nominal	Secured /	Maturity			Maturity
Country	Currency	Interest Rate	Unsecured	One to three months	Three to twelve months	Total Current 12/31/2016	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non- Current 12/31/2016
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Chile	US$	5.30%	Unsecured	-	4,405	4,405	-	-	-	-	580,998	580,998
Chile	U.F.	5.75%	Unsecured	-	5,531	5,531	5,759	6,090	6,441	6,811	2,817	27,918
Peru	US$	6.59%	Unsecured	973	-	973	9,994	8,161	9,994	-	9,994	38,143
Peru	PS$	6.27%	Unsecured	16,116	30,627	46,743	-	63,949	38,667	29,744	217,994	350,354
Colombia	CP	10.16%	Unsecured	229,096	-	229,096	159,422	198,197	109,934	335,056	680,789	1,483,398
Brazil	R$	13.50%	Unsecured	14,258	157,902	172,160	142,529	72,486	-	-	-	215,015

		Total		260,443	198,465	458,908	317,704	348,883	165,036	371,611	1,492,592	2,695,826

				Current			Non-Current
		Nominal	Secured /	Maturity			Maturity
Country	Currency	Interest Rate	Unsecured	One to three months	Three to twelve months	Total Current 01/01/2016	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non- Current 01/01/2016
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Chile	US$	7.00%	Unsecured	-	252,834	252,834	-	-	-	-	858	858
Chile	U.F.	5.75%	Unsecured	-	4,812	4,812	4,994	5,281	5,585	5,906	8,586	30,352
Peru	US$	6.50%	Unsecured	1,444	20,029	21,473	-	10,014	8,178	10,014	10,014	38,220
Peru	PS$	6.44%	Unsecured	16,721	13,160	29,881	29,048	-	63,084	38,144	173,262	303,538
Colombia	CP	10.81%	Unsecured	84,675	-	84,675	176,638	151,071	113,937	75,832	776,917	1,294,395
Brazil	R$	15.64%	Unsecured	-	107,933	107,933	123,650	111,291	57,417	-	-	292,358

			Total	102,840	398,768	501,608	334,330	277,657	248,201	129,896	969,637	1,959,721

19.3Secured liabilities

As of December 31, 2017, 2016 and January 1, and 2016, there are no secured liabilities.

      - Fair value measurement and hierarchy

The fair value of current and non-current secured and unsecured liabilities as of December 31, 2017 totaled ThUS$3,506,974 (ThUS$3,431,025 and ThUS$2,490,514 as of December 31, 2016 and January 1, 2016, respectively). These liabilities have been classified as Level 2 fair value measurement based on the entry data used in the valuation techniques used (see Note 4.g). It is important to note that these financial liabilities are measured at amortized cost (see Note 4 f.4).

- Secured and unsecured liabilities by company

Taxpayer ID No.	Company	Country	Taxpayer ID No.	Financial Institution	Country	Currency	Effective Interest Rate	Nominal Interest Rate	Secured / Unsecured	December 31, 2017
										Current			Non Current
										Less than 90 days	More than 90 days	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non- Current
										ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Foreign	Enel Distribución Río S.A. ( ex Ampla Energía S.A.)	Brazil	Foreign	Bonds 1ª Serie 19	Brazil	R$	7.87%	6.18%	No	492	-	492	-	180,184	-	-	-	180,184
Foreign	Codensa	Colombia	Foreign	B103	Colombia	CP$	9.90%	9.55%	No	147	26,799	26,946	-		-	-	-	-
Foreign	Codensa	Colombia	Foreign	Bonds B12-13	Colombia	CP$	9.12%	8.82%	No	736	-	736	-	-	-	-	64,765	64,765
Foreign	Codensa	Colombia	Foreign	Bonds B5-13	Colombia	CP$	8.20%	7.96%	No	624	60,853	61,477	-	-	-	-	-	-
Foreign	Codensa	Colombia	Foreign	Bonds B7-14	Colombia	CP$	7.80%	7.58%	No	90	-	90	-	-	61,972	-	-	61,972
Foreign	Codensa	Colombia	Foreign	Bonds E4-16	Colombia	CP$	7.70%	7.49%	No	105	-	105	-	30,148	-	-	-	30,148
Foreign	Codensa	Colombia	Foreign	Bonds E2-17	Colombia	CP$	7.04%	6.86%	No	232	-	232	53,597	-	-	-	-	53,597
Foreign	Codensa	Colombia	Foreign	Bonds E5-17	Colombia	CP$	7.39%	7.39%	No	5,457	-	5,457	-	-	-	90,445	-	90,445
Foreign	Codensa	Colombia	Foreign	Bonds E7-17	Colombia	CP$	6.46%	6.31%	No	278	-	278	-	-	-	-	66,996	66,996
Foreign	Enel Distribución Ceará S.A. (ex Coelce S.A.)	Brazil	Foreign	Itaú 2	Brazil	R$	9.46%	9.40%	No	568	43,467	44,035	-	-	-	-	-	-
Foreign	Enel Distribución Ceará S.A. (ex Coelce S.A.)	Brazil	Foreign	Itaú 1	Brazil	R$	7.64%	6.07%	No	282	-	282	-	-	52,152	52,602	44,909	149,663
Foreign	Enel Distribución Ceará S.A. (ex Coelce S.A.)	Brazil	Foreign	Itaú 2	Brazil	R$	9.33%	7.75%	No	94	-	94	-	-	-	-	-	-
Foreign	Enel Generación Perú S.A. (ex Edegel S.A.A.)	Perú	Foreign	Banco Continental	Perú	PS$	6.41%	6.31%	No	-	12	12	-	-	-	7,717	-	7,717
Foreign	Enel Generación Perú S.A. (ex Edegel S.A.A.)	Perú	Foreign	Banco Continental	Perú	PS$	6.38%	6.28%	No	238	-	238	7,717	-	-	-	-	7,717
Foreign	Enel Generación Perú S.A. (ex Edegel S.A.A.)	Perú	Foreign	Banco Continental	Perú	US$	6.44%	6.34%	No	274	-	274	-	-	-	-	10,016	10,016
Foreign	Enel Generación Perú S.A. (ex Edegel S.A.A.)	Perú	Foreign	Banco Continental	Perú	US$	7.93%	7.78%	No	283	-	283	8,179	-	-	-	-	8,179
Foreign	Enel Generación Perú S.A. (ex Edegel S.A.A.)	Perú	Foreign	Banco Scotiabank	Perú	US$	5.87%	5.78%	No	145	-	145	-	10,016	-	-	-	10,016
Foreign	Enel Generación Perú S.A. (ex Edegel S.A.A.)	Perú	Foreign	Banco Scotiabank	Perú	US$	6.57%	6.47%	No	10,290	-	10,290	-	-	-	-	-	-
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	AFP Prima	Perú	PS$	7.44%	7.30%	No	275	-	275	-	9,261	-	-	-	9,261
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	FCR - Macrofondo	Perú	PS$	5.56%	5.49%	No	303	-	303	-	-	-	15,433	-	15,433
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	FCR - Macrofondo	Perú	PS$	7.03%	6.91%	No	200	-	200	6,173	-	-	-	-	6,173
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Interseguro Cia de Seguros	Perú	PS$	6.28%	6.19%	No	-	166	166	-	-	-	12,347	-	12,347
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Rimac Internacional	Perú	PS$	6.06%	5.97%	No	130	-	130	-	-	-	-	15,433	15,433
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Rimac Internacional	Perú	PS$	6.50%	6.40%	No	-	111	111	-	15,433	-			15,433
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Rimac Internacional	Perú	PS$	5.00%	4.94%	No	-	91	91	-	-	-	-	12,347	12,347
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Rimac Internacional	Perú	PS$	5.13%	5.06%	No	341	-	341	-	-	-	-	15,433	15,433
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Rimac Internacional	Perú	PS$	5.72%	5.64%	No	-	230	230	-	-	-	-	30,867	30,867
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Rimac Internacional	Perú	PS$	7.28%	7.15%	No	281	-	281	-	-	-	-	10,958	10,958
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Rimac Internacional	Perú	PS$	6.75%	6.64%	No	368	-	368	-	15,433	-	-	-	15,433
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Rimac Internacional	Perú	PS$	7.38%	7.24%	No	-	159	159	-	-	-	-	18,520	18,520
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Rimac Internacional	Perú	PS$	6.78%	6.67%	No	-	459	459	-	-	30,867	-	-	30,867
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Rimac Internacional	Perú	PS$	6.34%	6.25%	No	-	59	59	-	-	-	-	18,520	18,520
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Rimac Internacional	Perú	PS$	5.84%	5.76%	No	-	90	90	30,867	-	-	-	-	30,867
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Rimac Internacional	Perú	PS$	6.34%	6.25%	No	-	444	444	-	-	-	-	24,693	24,693
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Rimac Internacional	Perú	PS$	6.13%	6.03%	No	603	-	603	21,607	-	-	-	-	21,607
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Rimac Internacional	Perú	PS$	8.13%	7.97%	No	-	502	502	-	-	-	-	21,607	21,607
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Rimac Internacional	Perú	PS$	6.09%	6.00%	No	909	-	909	-	-	-	-	30,867	30,867
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Rimac Internacional	Perú	PS$	6.00%	5.91%	No	-	291	291	-	-	-	-	22,349	22,349
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds B09-09	Colombia	CP$	10.53%	10.05%	No	1,802	73,093	74,895	-	-	-	-	-	-
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds B10	Colombia	CP$	10.40%	9.94%	No	732	-	732	53,617	-	-	-	-	53,617
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds B12	Colombia	CP$	11.60%	11.02%	No	754	-	754	-	-	30,008	-	-	30,008
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds B15	Colombia	CP$	10.73%	10.23%	No	262	-	262	-	-	-	-	18,592	18,592
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds B6-13	Colombia	CP$	9.65%	9.25%	No	79	-	79	16,556	-	-	-	-	16,556
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds B6-14	Colombia	CP$	8.78%	8.44%	No	347	-	347	-	36,827	-	-	-	36,827
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds exterior	Colombia	CP$	9.11%	9.11%	No	2,567	-	2,567	-	-	30,148	-	-	30,148
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds quimbo	Colombia	CP$	9.11%	9.11%	No	18,449	-	18,449	-	-	215,859	-	-	215,859
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds Quimbo B10	Colombia	CP$	8.04%	7.76%	No	387	-	387	-	-	-	-	100,429	100,429
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds Quimbo B10-14	Colombia	CP$	9.21%	8.84%	No	620	-	620	-	-	-	-	62,393	62,393
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds Quimbo B12-13	Colombia	CP$	10.44%	9.97%	No	631	-	631	-	-	-	-	121,522	121,522
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds Quimbo B15	Colombia	CP$	8.17%	7.88%	No	268	-	268	-	-	-	-	66,939	66,939
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds Quimbo B16-14	Colombia	CP$	9.54%	9.15%	No	562	-	562	-	-	-	-	54,471	54,471
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds Quimbo B6-13	Colombia	CP$	9.65%	9.25%	No	243	-	243	51,077	-	-	-	-	51,077
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds Quimbo B6-14	Colombia	CP$	8.78%	8.44%	No	413	-	413	-	43,881	-	-	-	43,881
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds B3-16	Colombia	CP$	8.85%	8.51%	No	829	-	829	78,626	-	-	-	-	78,626
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds B7-16	Colombia	CP$	10.11%	9.67%	No	1,184	-	1,184	-	-	-	-	97,083	97,083
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds E7-16	Colombia	CP$	7.38%	7.38%	No	102	-	102	-	-	-	100,373	-	100,373
94.271.00-3	Enel Américas S.A.	Chile	97.036.000-k	Bonds UF 269	Chile	U.F.	7.02%	5.75%	No	-	6,458	6,458	6,746	7,134	7,544	3,412	-	24,836
94.271.00-3	Enel Américas S.A.	Chile	Foreign	Yankee bonds Serie Única U.S. $ 600 millones	E.E.U.U.	US$	4.21%	4.00%	No	-	4,400	4,400	-	-	-	-	581,818	581,818
94.271.00-3	Enel Américas S.A.	Chile	Foreign	Yankee bonds 2026	E.E.U.U.	US$	7.76%	6.60%	No	-	5	5	-	-	-	-	858	858
Total										53,976	217,689	271,665	334,762	348,317	428,550	282,329	1,512,385	2,906,343

Taxpayer ID No.	Company	Country	Taxpayer ID No.	Financial Institution	Country	Currency	Effective Interest Rate	Nominal Interest Rate	Secured / Unsecured	December 31, 2016
										Current			Non Current
										Less than 90 days	More than 90 days	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non- Current
										ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Foreign	Enel Distribución Río S.A. (ex Ampla Energía S.A.)	Brazil	Foreign	Bonds 1ª Serie 17	Brazil	R$	14.87%	14.57%	No	93	15,347	15,440	-	-	-	-	-	-
Foreign	Enel Distribución Río S.A. (ex Ampla Energía S.A.)	Brazil	Foreign	Bonds 1ª Serie 18	Brazil	R$	15.39%	15.04%	No	3,347	15,347	18,694	15,347	15,347	-	-	-	30,694
Foreign	Enel Distribución Río S.A. (ex Ampla Energía S.A.)	Brazil	Foreign	Bonds 2ª Serie 26	Brazil	R$	15.68%	11.69%	No	2,292	26,960	29,252	26,960	-	-	-	-	26,960
Foreign	Enel Distribución Río S.A. (ex Ampla Energía S.A.)	Brazil	Foreign	Bonds 2ª Serie 27	Brazil	R$	12.99%	10.00%	No	4,013	41,880	45,893	41,851	41,791	-	-	-	83,642
Foreign	Enel Distribución Río S.A. (ex Ampla Energía S.A.)	Brazil	Foreign	Bonds 2ª Serie 28	Brazil	R$	15.39%	15.04%	No	3,347	15,347	18,694	15,347	15,347	-	-	-	30,694
Foreign	Codensa	Colombia	Foreign	B102 Tramo 1	Colombia	CP$	11.58%	11.10%	No	49,081	-	49,081	-	-	-	-	-	-
Foreign	Codensa	Colombia	Foreign	B102 Tramo 2	Colombia	CP$	11.58%	11.10%	No	81,649	-	81,649	-	-	-	-	-	-
Foreign	Codensa	Colombia	Foreign	B103	Colombia	CP$	11.84%	11.35%	No	174	-	174	26,578	-	-	-	-	26,578
Foreign	Codensa	Colombia	Foreign	Bonds B12-13	Colombia	CP$	11.05%	10.62%	No	878	-	878	-	-	-	-	64,233	64,233
Foreign	Codensa	Colombia	Foreign	Bonds B5-13	Colombia	CP$	10.11%	9.75%	No	758	-	758	60,352	-	-	-	-	60,352
Foreign	Codensa	Colombia	Foreign	Bonds B7-14	Colombia	CP$	9.70%	9.36%	No	110	-	110	-	-	-	61,462	-	61,462
Foreign	Codensa	Colombia	Foreign	Bonds E4-16	Colombia	CP$	7.70%	7.49%	No	104	-	104	-	-	29,900	-	-	29,900
Foreign	Enel Distribución Ceará S.A. (ex Coelce S.A.)	Brazil	Foreign	Itaú 2	Brazil	R$	14.88%	14.68%	No	1,167	43,021	44,188	43,023	-	-	-	-	43,023
Foreign	Enel Generación Perú S.A.	Perú	Foreign	Banco Continental	Perú	PS$	6.41%	6.31%	No	-	12	12	-	-	-	-	7,436	7,436
Foreign	Enel Generación Perú S.A.	Perú	Foreign	Banco Continental	Perú	PS$	6.38%	6.28%	No	230	-	230	-	7,436	-	-	-	7,436
Foreign	Enel Generación Perú S.A.	Perú	Foreign	Banco Continental	Perú	US$	6.44%	6.34%	No	273	-	273	-	-	-	-	9,994	9,994
Foreign	Enel Generación Perú S.A.	Perú	Foreign	Banco Continental	Perú	US$	7.93%	7.78%	No	282	-	282	-	8,161	-	-	-	8,161
Foreign	Enel Generación Perú S.A.	Perú	Foreign	Banco Scotiabank	Perú	US$	5.86%	5.78%	No	144	-	144	-	-	9,994	-	-	9,994
Foreign	Enel Generación Perú S.A.	Perú	Foreign	Banco Scotiabank	Perú	US$	6.57%	6.47%	No	273	-	273	9,994	-	-	-	-	9,994
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	AFP Prima	Perú	PS$	7.44%	7.30%	No	265	-	265	-	-	8,923	-	-	8,923
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	FCR - Macrofondo	Perú	PS$	5.56%	5.49%	No	292	-	292	-	-	-	-	14,872	14,872
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	FCR - Macrofondo	Perú	PS$	7.03%	6.91%	No	193	-	193	-	5,949	-	-	-	5,949
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Interseguro Cia de Seguros	Perú	PS$	6.28%	6.19%	No	-	160	160	-	-	-	-	11,898	11,898
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Rimac Internacional	Perú	PS$	6.06%	5.97%	No	-	125	125	-	-	-	-	14,872	14,872
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Rimac Internacional	Perú	PS$	6.50%	6.40%	No	-	6,011	6,011	-	-	-	-	-	-
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Rimac Internacional	Perú	PS$	7.06%	6.94%	No	-	9,054	9,054	-	-	-	-	-	-
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Rimac Internacional	Perú	PS$	5.00%	4.94%	No	-	88	88	-	-	-	-	11,898	11,898
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Rimac Internacional	Perú	PS$	5.13%	5.06%	No	328	-	328	-	-	-	-	14,872	14,872
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Rimac Internacional	Perú	PS$	6.75%	6.64%	No	354	-	354	-	-	14,872	-	-	14,872
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Rimac Internacional	Perú	PS$	7.28%	7.15%	No	271	-	271	-	-	-	-	10,559	10,559
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Rimac Internacional	Perú	PS$	6.50%	6.40%	No	-	107	107	-	-	14,872	-	-	14,872
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Rimac Internacional	Perú	PS$	7.38%	7.24%	No	-	146	146	-	-	-	-	17,846	17,846
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Rimac Internacional	Perú	PS$	6.78%	6.67%	No	443	-	443	-	-	-	29,744	-	29,744
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Rimac Internacional	Perú	PS$	6.34%	6.25%	No	-	57	57	-	-	-	-	17,846	17,846
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Rimac Internacional	Perú	PS$	5.84%	5.76%	No	-	87	87	-	29,744	-	-	-	29,744
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Rimac Internacional	Perú	PS$	6.34%	6.25%	No	428	-	428	-	-	-	-	23,795	23,795
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Rimac Internacional	Perú	PS$	4.81%	4.76%	No	-	14,780	14,780	-	-	-	-	-	-
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Rimac Internacional	Perú	PS$	6.13%	6.03%	No	581	-	581	-	20,821	-	-	-	20,821
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Rimac Internacional	Perú	PS$	5.96%	5.87%	No	11,091	-	11,091	-	-	-	-	-	-
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Rimac Internacional	Perú	PS$	8.13%	7.97%	No	484	-	484	-	-	-	-	20,821	20,821
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Rimac Internacional	Perú	PS$	6.09%	6.00%	No	876	-	876	-	-	-	-	29,744	29,744
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Rimac Internacional	Perú	PS$	6.00%	5.91%	No	280	-	280	-	-	-	-	21,536	21,536
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds B09-09	Colombia	CP$	12.21%	11.69%	No	2,113	-	2,113	72,492	-	-	-	-	72,492
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds B10	Colombia	CP$	12.08%	11.57%	No	860	-	860	-	53,176	-	-	-	53,176
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds B-103	Colombia	CP$	11.42%	10.86%	No	62,062	-	62,062	-	-	-	-	-	-
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds B12	Colombia	CP$	12.42%	11.88%	No	882	-	882	-	-	-	29,761	-	29,761
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds B15	Colombia	CP$	12.41%	11.88%	No	306	-	306	-	-	-	-	18,439	18,439
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds B6-13	Colombia	CP$	10.46%	10.07%	No	95	-	95	-	16,418	-	-	-	16,418
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds B6-14	Colombia	CP$	9.58%	9.26%	No	426	-	426	-	-	36,519	-	-	36,519
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds exterior	Colombia	CP$	10.17%	10.17%	No	2,842	-	2,842	-	-	-	29,900	-	29,900
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds quimbo	Colombia	CP$	10.17%	10.17%	No	20,424	-	20,424	-	-	-	213,934	-	213,934
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds Quimbo B10	Colombia	CP$	9.69%	9.35%	No	485	-	485	-	-	-	-	99,594	99,594
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds Quimbo B10-14	Colombia	CP$	10.02%	9.66%	No	754	-	754	-	-	-	-	61,875	61,875
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds Quimbo B12-13	Colombia	CP$	11.26%	10.81%	No	750	-	750	-	-	-	-	120,517	120,517
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds Quimbo B15	Colombia	CP$	9.82%	9.47%	No	328	-	328	-	-	-	-	66,386	66,386
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds Quimbo B16-14	Colombia	CP$	10.36%	9.98%	No	679	-	679	-	-	-	-	53,937	53,937
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds Quimbo B6-13	Colombia	CP$	10.46%	10.07%	No	294	-	294	-	50,651	-	-	-	50,651
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds Quimbo B6-14	Colombia	CP$	9.58%	9.26%	No	508	-	508	-	-	43,514	-	-	43,514
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds B3-16	Colombia	CP$	9.66%	9.33%	No	1,017	-	1,017	-	77,952	-	-	-	77,952
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds B7-16	Colombia	CP$	10.93%	10.51%	No	1,415	-	1,415	-	-	-	-	96,273	96,273
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds E7-16	Colombia	CP$	7.59%	7.38%	No	102	-	102	-	-	-	-	99,535	99,535
94.271.00-3	Enel Américas S.A.	Chile	97.036.000-k	Bonds UF 269	Chile	U.F.	7.02%	5.75%	No	-	5,531	5,531	5,759	6,090	6,441	6,811	2,817	27,918
94.271.00-3	Enel Américas S.A.	Chile	Foreign	Yankee bonds Serie Única (US$ 600 millones)	EE.UU	US$	4.21%	4.00%	No	-	4,400	4,400	-	-	-	-	580,140	580,140
94.271.00-3	Enel Américas S.A.	Chile	Foreign	Yankee bonds (vencimiento 2026)	EE.UU	US$	7.76%	6.60%	No	-	5	5	-	-	-	-	858	858
Total										260,443	198,465	458,908	317,703	348,883	165,035	371,612	1,492,593	2,695,826

Taxpayer ID No.	Company	Country	Taxpayer ID No.	Financial Institution	Country	Currency	Effective Interest Rate	Nominal Interest Rate	Secured / Unsecured	January 1, 2016
										Current			Non Current
										Less than 90 days	More than 90 days	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non- Current
										ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Foreign	Enel Distribución Río S.A. (ex Ampla Energía S.A.)	Brazil	Foreign	Bonds 1ª Serie 16	Brazil	R$	13.66%	13.75%	No	-	14,856	14,856	-	-	-	-	-	-
Foreign	Enel Distribución Río S.A. (ex Ampla Energía S.A.)	Brazil	Foreign	Bonds 1ª Serie 17	Brazil	R$	13.71%	13.89%	No	-	12,775	12,775	12,618	-	-	-	-	12,618
Foreign	Enel Distribución Río S.A. (ex Ampla Energía S.A.)	Brazil	Foreign	Bonds 1ª Serie 18	Brazil	R$	14.69%	14.91%	No	-	2,789	2,789	12,618	12,618	12,618	-	-	37,854
Foreign	Enel Distribución Río S.A. (ex Ampla Energía S.A.)	Brazil	Foreign	Bonds 2ª Serie 26	Brazil	R$	13.55%	18.97%	No	-	23,439	23,439	20,770	20,770	-	-	-	41,540
Foreign	Enel Distribución Río S.A. (ex Ampla Energía S.A.)	Brazil	Foreign	Bonds 2ª Serie 27	Brazil	R$	15.35%	16.89%	No	-	3,178	3,178	31,899	32,231	32,181	-	-	96,311
Foreign	Enel Distribución Río S.A. (ex Ampla Energía S.A.)	Brazil	Foreign	Bonds 2ª Serie 28	Brazil	R$	14.69%	14.91%	No	-	2,789	2,789	12,618	12,618	12,618	-	-	37,854
Foreign	Codensa	Colombia	Foreign	B102 Tramo 1	Colombia	CP$	12.03%	11.52%	No	676	-	676	123,122	-	-	-	-	123,122
Foreign	Codensa	Colombia	Foreign	B103	Colombia	CP$	12.29%	11.76%	No	170	-	170	-	25,187	-	-	-	25,187
Foreign	Codensa	Colombia	Foreign	B604	Colombia	CP$	10.56%	10.17%	No	46,224	-	46,224	-	-	-	-	-	-
Foreign	Codensa	Colombia	Foreign	Bonds B12-13	Colombia	CP$	11.50%	11.03%	No	865	-	865	-	-	-	-	60,871	60,871
Foreign	Codensa	Colombia	Foreign	Bonds B5-13	Colombia	CP$	10.56%	10.17%	No	749	-	749	-	57,193	-	-	-	57,193
Foreign	Codensa	Colombia	Foreign	Bonds B7-14	Colombia	CP$	10.15%	9.78%	No	109	-	109	-	-	-	-	58,245	58,245
Foreign	Enel Distribución Ceará S.A. (ex Coelce S.A.)	Brazil	Foreign	Itaú 1	Brazil	R$	13.77%	13.99%	No	-	13,520	13,520	-	-	-	-	-	-
Foreign	Coelce S.A.	Brazil	Foreign	Itaú 2	Brazil	R$	17.07%	17.79%	No	-	34,588	34,588	33,126	33,054	-	-	-	66,180
Foreign	Enel Generación Perú S.A.	Perú	Foreign	Banco Continental	Perú	PS$	6.41%	6.31%	No	-	12	12	-	-	-	-	7,335	7,335
Foreign	Enel Generación Perú S.A.	Perú	Foreign	Banco Continental	Perú	PS$	6.38%	6.28%	No	-	-	-	-	-	7,335	-	-	7,335
Foreign	Enel Generación Perú S.A.	Perú	Foreign	Banco Continental	Perú	US$	6.44%	6.34%	No	274	-	274	-	-	-	-	10,014	10,014
Foreign	Enel Generación Perú S.A.	Perú	Foreign	Banco Continental	Perú	US$	7.93%	7.78%	No	283	-	283	-	-	8,178	-	-	8,178
Foreign	Enel Generación Perú S.A.	Perú	Foreign	Banco Scotiabank	Perú	US$	6.73%	6.63%	No	304	10,014	10,318	-	-	-	-	-	-
Foreign	Enel Generación Perú S.A.	Perú	Foreign	Banco Scotiabank	Perú	US$	6.09%	6.09%	No	165	10,014	10,179	-	-	-	-	-	-
Foreign	Enel Generación Perú S.A.	Perú	Foreign	Banco Scotiabank	Perú	US$	5.86%	5.78%	No	145	-	145	-	-	-	10,014	-	10,014
Foreign	Enel Generación Perú S.A.	Perú	Foreign	Banco Scotiabank	Perú	US$	6.57%	6.47%	No	274	-	274	-	10,014	-	-	-	10,014
Foreign	Enel Generación Perú S.A.	Perú	Foreign	AFP Horizonte	Perú	PS$	7.22%	7.09%	No	106	4,401	4,507	-	-	-	-	-	-
Foreign	Enel Generación Perú S.A.	Perú	Foreign	AFP Integra	Perú	PS$	8.16%	8.00%	No	5,491	-	5,491	-	-	-	-	-	-
Foreign	Enel Generación Perú S.A.	Perú	Foreign	AFP Integra	Perú	PS$	8.00%	7.85%	No	8,245	-	8,245	-	-	-	-	-	-
Foreign	Enel Generación Perú S.A.	Perú	Foreign	AFP Prima	Perú	PS$	7.13%	7.00%	No	-	7,360	7,360	-	-	-	-	-	-
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	AFP Prima	Perú	PS$	7.44%	7.30%	No	262	-	262	-	-	-	8,802	-	8,802
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	FCR - Macrofondo	Perú	PS$	5.56%	5.49%	No	288	-	288	-	-	-	-	14,671	14,671
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	FCR - Macrofondo	Perú	PS$	7.03%	6.91%	No	190	-	190	-	-	5,868	-	-	5,868
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Interseguro Cia de Seguros	Perú	PS$	6.28%	6.19%	No	-	158	158	-	-	-	-	11,737	11,737
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Rimac Internacional	Perú	PS$	6.06%	5.97%	No	-	124	124	-	-	-	-	14,671	14,671
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Rimac Internacional	Perú	PS$	6.50%	6.40%	No	-	61	61	5,868	-	-	-	-	5,868
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Rimac Internacional	Perú	PS$	7.06%	6.94%	No	-	130	130	8,802	-	-	-	-	8,802
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Rimac Internacional	Perú	PS$	5.00%	4.94%	No	-	86	86	-	-	-	-	11,737	11,737
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Rimac Internacional	Perú	PS$	5.13%	5.06%	No	324	-	324	-	-	-	-	14,671	14,671
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Rimac Internacional	Perú	PS$	6.75%	6.64%	No	349	-	349	-	-	-	14,671	-	14,671
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Rimac Internacional	Perú	PS$	7.28%	7.15%	No	268	-	268	-	-	-	-	10,416	10,416
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Rimac Internacional	Perú	PS$	6.50%	6.40%	No	-	106	106	-	-	-	14,671	-	14,671
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Rimac Internacional	Perú	PS$	7.38%	7.24%	No	-	144	144	-	-	-	-	17,605	17,605
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Rimac Internacional	Perú	PS$	6.78%	6.67%	No	-	437	437	-	-	-	-	29,342	29,342
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Rimac Internacional	Perú	PS$	6.34%	6.25%	No	-	56	56	-	-	-	-	17,605	17,605
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Rimac Internacional	Perú	PS$	5.84%	5.76%	No	-	85	85	-	-	29,342	-	-	29,342
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Rimac Internacional	Perú	PS$	6.34%	6.25%	No	429	-	429	-	-	-	-	23,473	23,473
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Rimac Internacional	Perú	PS$	4.81%	4.76%	No	196	-	196	14,377	-	-	-	-	14,377
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Rimac Internacional	Perú	PS$	6.13%	6.03%	No	573	-	573	-	-	20,539	-	-	20,539
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds B09-09	Colombia	CP$	12.67%	12.11%	No	2,074	-	2,074	-	68,690	-	-	-	68,690
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds B10	Colombia	CP$	12.54%	11.99%	No	844	-	844	-	-	50,388	-	-	50,388
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds B-103	Colombia	CP$	11.87%	11.87%	No	5,482	-	5,482	53,517	-	-	-	-	53,517
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds B12	Colombia	CP$	12.88%	12.30%	No	865	-	865	-	-	-	-	28,200	28,200
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds B15	Colombia	CP$	12.87%	12.29%	No	300	-	300	-	-	-	-	17,472	17,472
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds B6-13	Colombia	CP$	10.91%	10.49%	No	94	-	94	-	-	15,556	-	-	15,556
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds B6-14	Colombia	CP$	10.03%	9.67%	No	422	-	422	-	-	-	34,602	-	34,602
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds exterior	Colombia	CP$	10.17%	10.17%	No	19,355	-	19,355	-	-	-	-	27,274	27,274
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds quimbo	Colombia	CP$	10.17%	10.17%	No	2,693	-	2,693	-	-	-	-	203,624	203,624
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds Quimbo B10	Colombia	CP$	10.13%	9.77%	No	480	-	480	-	-	-	-	94,374	94,374
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds Quimbo B10-14	Colombia	CP$	10.46%	10.08%	No	746	-	746	-	-	-	-	58,633	58,633
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds Quimbo B12-13	Colombia	CP$	11.71%	11.23%	No	738	-	738	-	-	-	-	114,204	114,204
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds Quimbo B15	Colombia	CP$	10.26%	9.89%	No	324	-	324	-	-	-	-	62,909	62,909
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds Quimbo B16-14	Colombia	CP$	10.81%	10.39%	No	670	-	670	-	-	-	-	51,112	51,112
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds Quimbo B6-13	Colombia	CP$	10.91%	10.49%	No	290	-	290	-	-	47,993	-	-	47,993
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds Quimbo B6-14	Colombia	CP$	10.03%	9.67%	No	503	-	503	-	-	-	41,230	-	41,230
94.271.00-3	Enel Américas S.A.	Chile	97.036.000-k	Bonds UF 269	Chile	U.F.	7.02%	5.75%	No	-	4,812	4,812	4,994	5,281	5,585	5,906	8,586	30,352
94.271.00-3	Enel Américas S.A.	Chile	Foreign	Yankee bonds (vencimiento 2016)	EE.UU	US$	7.76%	7.40%	No	-	252,830	252,830	-	-	-	-	-	-
94.271.00-3	Enel Américas S.A.	Chile	Foreign	Yankee bonds (vencimiento 2026)	EE.UU	US$	7.76%	6.60%	No	-	5	5	-	-	-	-	858	858
Total										102,839	398,769	501,608	334,329	277,656	248,201	129,896	969,639	1,959,721

Appendix 4, letter b), shows the estimated future cash flows (undiscounted) that the Group will have to disburse to settle the secured and unsecured liabilities detailed above.

- Detail of finance lease obligations

Taxpayer ID No.	Company	Country	Taxpayer ID No.	Financial Institution	Country	Currency	Nominal Interest Rate	December 31, 2017
								Current			Non Current
								Less than 90 days	More than 90 days	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non- Current
								ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Foreign	Codensa	Colombia	Foreign	Union Temporal Rentacol	Colombia	CP$	10.80%	50	-	50	-	-	-	-	-	-
Foreign	Codensa	Colombia	Foreign	Mareauto Colombia SAS	Colombia	CP$	11.78%	30	90	120	129	100	-	-	-	229
Foreign	Codensa	Colombia	Foreign	Banco Corpbanca	Colombia	CP$	7.36%	7	9	16	-	-	-	-	-	-
Foreign	Codensa	Colombia	Foreign	Consorcio Empresarial	Colombia	CP$	7.08%	97	198	295	-	-	-	-	-	-
Foreign	Codensa	Colombia	Foreign	Equirent S.A.	Colombia	CP$	9.54%	10	31	41	45	32	-	-	-	77
Foreign	Codensa	Colombia	Foreign	Transportes Especializados JR S.A.S.	Colombia	CP$	9.48%	2	6	8	7	-	-	-	-	7
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Banco Continental	Perú	PS$	5.98%	-	-	-	-	-	-	-	-	-
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Banco Continental	Perú	PS$	5.60%	432	435	867	-	-	-	-	-	-
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Banco Santander Perú	Perú	PS$	5.13%	249	-	249	-	-	-	-	-	-
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Banco Internacional	Perú	PS$	5.94%	44	366	410	766	812	862	450		2,890
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Banco Internacional	Perú	PS$	5.30%	-	-		60	63	67	70		260
Foreign	Enel Generación Piura S.A. (ex EE Piura)	Perú	Foreign	Banco de Crédito	Perú	US$	5.68%	1,984	5,952	7,936	7,935	20,327	-	-	-	28,262
Foreign	Enel Generación Piura S.A. (ex EE Piura)	Perú	Foreign	Banco de Crédito	Perú	PS$	5.58%	703	2,110	2,813	2,814	7,208	-	-	-	10,022
Foreign	Enel Generación Piura S.A. (ex EE Piura)	Perú	Foreign	Banco Scotiabank	Perú	US$	3.70%	2,464	7,192	9,656	9,588	9,588	9,588	2,398	-	31,162
Foreign	Enel Generación Piura S.A. (ex EE Piura)	Perú	Foreign	Banco de Crédito	Perú	US$	3.63%	1,362	2,045	3,407	2,807	1,440	-	-	-	4,247
Foreign	Enel Generación Perú S.A. (ex Edegel S.A.A.)	Perú	Foreign	Banco Scotiabank	Peru	US$	2.75%	-	-	-	-	-	-	-	-	-
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Banco Corpbanca	Colombia	CP$	8.40%	2	5	7	-	-	-	-	-	-
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Equirent S.A.	Colombia	CP$	7.70%	66	199	265	252	16	-	-	-	268
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Mareauto Colombia SAS	Colombia	CP$	11.78%	13	39	52	52	32	-	-	-	84
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Transportes Especializados JR S.A.S.	Colombia	CP$	11.69%	103	337	440	337	-	-	-	-	337
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Consorcio Empresarial	Colombia	CP$	7.08%	5	10	15	-	-	-	-	-	-
Total								7,623	19,024	26,647	24,792	39,618	10,517	2,918	-	77,845

Taxpayer ID No.	Company	Country	Taxpayer ID No.	Financial Institution	Country	Currency	Nominal Interest Rate	December 31, 2016
								Current			Non Current
								Less than 90 days	More than 90 days	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non- Current
								ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Foreign	Codensa	Colombia	Foreign	Union Temporal Rentacol	Colombia	CP$	10.80%	182	406	588	-	-	-	-	-	-
Foreign	Codensa	Colombia	Foreign	Mareauto Colombia SAS	Colombia	CP$	10.98%	18	56	74	68	70	51	-	-	189
Foreign	Codensa	Colombia	Foreign	Banco Corpbanca	Colombia	CP$	7.36%	17	35	52	21	-	-	-	-	21
Foreign	Codensa	Colombia	Foreign	Consorcio Empresarial	Colombia	CP$	7.08%	92	282	374	300	-	-	-	-	300
Foreign	Codensa	Colombia	Foreign	Equirent S.A.	Colombia	CP$	9.54%	9	28	37	38	44	36	-	-	118
Foreign	Codensa	Colombia	Foreign	Transportes Especializados JR S.A.S.	Colombia	CP$	9.48%	4	12	16	17	16	-	-	-	33
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Banco Continental	Perú	PS$	5.98%	50	-	50	-	-	-	-	-	-
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Banco Continental	Perú	PS$	5.60%	401	1,206	1,607	833	-	-	-	-	833
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Banco Santander Perú	Perú	PS$	5.13%	228	702	930	240	-	-	-	-	240
Foreign	Enel Generación Piura S.A. (ex EE Piura)	Perú	Foreign	Banco de Crédito	Perú	US$	5.80%	1,979	5,938	7,917	7,917	7,917	20,281	-	-	36,115
Foreign	Enel Generación Piura S.A. (ex EE Piura)	Perú	Foreign	Banco de Crédito	Perú	PS$	5.70%	-	2,711	2,711	2,711	2,711	6,946	-	-	12,368
Foreign	Enel Generación Piura S.A. (ex EE Piura)	Perú	Foreign	Banco Scotiabank	Perú	US$	3.75%	66	5,206	5,272	6,941	6,941	6,941	6,941	1,735	29,500
Foreign	Enel Generación Piura S.A. (ex EE Piura)	Perú	Foreign	Banco de Crédito	Perú	US$	3.63%	5	134	139	692	577	296	-	-	1,565
Foreign	Enel Generación Perú S.A. (ex Edegel S.A.A.)	Perú	Foreign	Banco Scotiabank	Peru	US$	2.75%	22,024	-	22,024	-	-	-	-	-	-
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Banco Corpbanca	Colombia	CP$	8.40%	8	21	29	20	-	-	-	-	20
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Equirent S.A.	Colombia	CP$	7.70%	61	190	251	243	249	17	-	-	509
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Mareauto Colombia SAS	Colombia	CP$	10.98%	8	25	33	34	35	22	-	-	91
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Transportes Especializados JR S.A.S.	Colombia	CP$	11.69%	89	288	377	408	376	-	-	-	784
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Consorcio Empresarial	Colombia	CP$	7.08%	3	10	13	10	-	-	-	-	10
Total								25,244	17,250	42,494	20,493	18,936	34,590	6,941	1,735	82,696

Taxpayer ID No.	Company	Country	Taxpayer ID No.	Financial Institution	Country	Currency	Nominal Interest Rate	January 1, 2016
								Current			Non Current
								Less than 90 days	More than 90 days	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non- Current
								ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Foreign	Codensa	Colombia	Foreign	Union Temporal Rentacol	Colombia	CP$	10.80%	89	281	370	375	-	-	-	-	375
Foreign	Codensa	Colombia	Foreign	Mareauto Colombia SAS	Colombia	CP$	10.98%	4	12	16	17	9	-	-	-	26
Foreign	Codensa	Colombia	Foreign	Banco Corpbanca	Colombia	CP$	7.36%	28	43	71	32	19	-	-	-	51
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Banco de Interbank	Perú	PS$	5.29%	156	-	156	-	-	-	-	-	-
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Banco Continental	Perú	PS$	5.98%	120	250	370	-	-	-	-	-	-
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Banco Continental	Perú	PS$	6.00%	110	337	447	-	-	-	-	-	-
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Banco Continental	Perú	PS$	5.98%	104	318	422	17	-	-	-	-	17
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Banco Continental	Perú	PS$	5.60%	92	281	373	126	-	-	-	-	126
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Banco Santander Perú	Perú	PS$	5.13%	216	666	882	928	-	-	-	-	928
Foreign	Enel Generación Piura S.A. (ex EE Piura)	Perú	Foreign	Banco de Crédito	Perú	US$	5.80%	1,983	5,950	7,933	7,933	7,933	7,933	20,322	-	44,121
Foreign	Enel Generación Piura S.A. (ex EE Piura)	Perú	Foreign	Banco de Crédito	Perú	PS$	5.70%	669	2,006	2,675	2,675	2,675	2,675	6,852	-	14,877
Foreign	Enel Generación Perú S.A. (ex Edegel S.A.A.)	Perú	Foreign	Banco Scotiabank	Peru	US$	2.75%	3,499	10,420	13,919	21,967	-	-	-	-	21,967
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Banco Corpbanca	Colombia	CP$	8.40%	6	20	26	28	28	-	-	-	56
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Equirent S.A.	Colombia	CP$	7.70%	8	24	32	33	28	-	-	-	61
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Mareauto Colombia SAS	Colombia	CP$	10.98%	1	3	4	5	5	-	-	-	10
Total								7,085	20,611	27,696	34,136	10,697	10,608	27,174	-	82,615

Appendix 4 letter c), shows the estimated future cash flows (undiscounted) that the Group will have to disburse to settle the finance lease obligations detailed above.

- Detail of other obligations

Taxpayer ID No.	Company	Country	Taxpayer ID No.	Company	Country	Currency	Nominal Interest Rate	December 31, 2017
								Current			Non Current
								Less than 90 days	More than 90 days	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non- Current
								ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Foreign	Enel Distribución Ceará (ex Coelce S.A.)	Brazil	Foreign	Eletrobras	Brazil	R$	6.13%	643	1,702	2,345	2,144	1,828	1,336	736	404	6,448
Foreign	Enel Generación Costanera S.A.	Argentina	Foreign	Mitsubishi (deuda garantizada)	Argentina	US$	0.25%	762	2,176	2,938	3,000	3,000	3,000	3,000	36,913	48,913
Foreign	CELG Distribuição S.A.	Brazil	Foreign	Centrais Eletricas Brazileiras Ebras_ECF - 017/2004	Brazil	R$	7.00%	112	194	306	-	-	-	-	-	-
Foreign	CELG Distribuição S.A.	Brazil	Foreign	Centrais Eletricas Brazileiras Ebras_ECF - 149/2006	Brazil	R$	7.00%	447	773	1,220	-	-	-	-	-	-
Foreign	CELG Distribuição S.A.	Brazil	Foreign	Centrais Eletricas Brazileiras Ebras_ECF - 232/2008	Brazil	R$	7.00%	318	656	974	842	842	842	842	1,263	4,631
Foreign	CELG Distribuição S.A.	Brazil	Foreign	Mútuo CELGPar 41211376/2014	Brazil	R$	6.80%	1,480	4,441	5,921	2,967	3,214	2,967	2,967	14,093	26,208
Foreign	CELG Distribuição S.A.	Brazil	Foreign	FIDC Série A	Brazil	R$	10.20%	3,766	10,250	14,016	13,665	13,665	13,665	13,665	7,971	62,631
Foreign	CELG Distribuição S.A.	Brazil	Foreign	FIDC Série B	Brazil	R$	12.78%	2,181	5,766	7,947	7,688	7,688	7,688	7,688	4,485	35,237
		Total						9,709	25,958	35,667	30,306	30,237	29,498	28,898	65,129	184,068

Taxpayer ID No.	Company	Country	Taxpayer ID No.	Company	Country	Currency	Nominal Interest Rate	December 31, 2016
								Current			Non Current
								Less than 90 days	More than 90 days	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non- Current
								ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Foreign	Enel Distribución Ceará S.A. (ex Coelce S.A.)	Brazil	Foreign	Eletrobras	Brazil	R$	6.08%	643	1,915	2,558	2,375	2,181	1,858	1,359	1,159	8,932
Foreign	Enel Generación Costanera S.A.	Argentina	Foreign	Mitsubishi (deuda garantizada)	Argentina	US$	0.25%	-	3,010	3,010	2,997	2,997	2,997	2,997	35,957	47,945
Foreign	Hidroinvest S.A.	Argentina	Foreign	Other	Argentina	US$	2.53%	556	-	556	-	-	-	-	-	-
		Total						1,199	4,925	6,124	5,372	5,178	4,855	4,356	37,116	56,877

Taxpayer ID No.	Company	Country	Taxpayer ID No.	Company	Country	Currency	Nominal Interest Rate	December 1, 2016
								Current			Non Current
								Less than 90 days	More than 90 days	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non- Current
								ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Foreign	Enel Distribución Río S.A. (ex Ampla Energía S.A.)	Brazil	Foreign	BNDES	Brazil	R$	9.17%	6,574	22,749	29,323	31,509	26,620	21,730	15,793	11,528	107,180
Foreign	Enel Cien S.A.	Brazil	Foreign	BNDES	Brazil	R$	8.33%	303	928	1,231	1,212	1,212	1,212	606	-	4,242
Foreign	Enel Distribución Ceará S.A. (ex Coelce S.A.)	Brazil	Foreign	Banco do Nordeste	Brazil	R$	7.85%	1,340	4,078	5,418	5,359	5,359	1,340	-	-	12,058
Foreign	Enel Distribución Ceará S.A. (ex Coelce S.A.)	Brazil	Foreign	Eletrobras	Brazil	R$	6.10%	788	1,774	2,562	2,097	1,948	1,788	1,523	2,098	9,454
Foreign	Enel Distribución Ceará S.A. (ex Coelce S.A.)	Brazil	Foreign	Banco do Brazil	Brazil	US$	52.56%	-	25	25	-	-	-	-	2,736	2,736
Foreign	Enel Distribución Ceará S.A. (ex Coelce S.A.)	Brazil	Foreign	BNDES	Brazil	R$	10.43%	1,901	7,111	9,012	10,129	10,129	10,129	6,847	5,124	42,358
Foreign	Enel Generación Costanera S.A.	Argentina	Foreign	Mitsubishi (deuda garantizada)	Argentina	US$	0.25%	-	3,033	3,033	3,019	3,019	3,019	3,019	34,279	46,355
Foreign	Hidroinvest S.A.	Argentina	Foreign	Other	Argentina	US$	2.53%	-	551	551	-	-	-	-	-	-
Foreign	Enel Argentina S.A.	Argentina	Foreign	Other	Argentina	AR$	32.75%	34	-	34	-	-	-	-	-	-
Foreign	Enel Generación El Chocón S.A.	Argentina	Foreign	Other	Argentina	AR$	23.59%	23,815	-	23,815	6,529	-	-	-	-	6,529
		Total						34,755	40,249	75,004	59,854	48,287	39,218	27,788	55,765	230,912

Appendix 4 letter d), shows the estimated future cash flows (undiscounted) that the Group will have to disburse to settle these Other Obligations.

19.4Hedged debt

The debt denominated in U.S. dollars for ThUS$68,868 held by the Group as of December 31, 2017, is related to future cash flow hedges for the Group’s U.S. dollar-linked operating revenues (ThUS$158,960 and ThUS$168,084 as of December 31, 2016 and January 1, 2016, respectively) (see Note 4.m).

The following table details changes in “Reserve for cash flow hedges” for the years ended December 31, 2017, 2016 and 2015, due to exchange differences from this debt:

	12-31-2017	12-31-2016	12-31-2015
	ThUS$	ThUS$	ThUS$
Balance in hedging reserves (hedging revenues) at the beginning of the year, net	(11,577)	(8,571)	(54,643)
Foreign currency exchange differences recorded in equity, net	2,311	181	(66,539)
Recognition of foreign currency exchange differences revenue, net	(78)	(225)	4,691
Foreign currency translation differences	(410)	540	(2,927)
Transfer to assests held for distribution to owners		—	110,847
Other	—	(3,502)	—
Balance in hedging reserves (hedging revenues) at the end of the year, net	(9,754)	(11,577)	(8,571)

19.5Other information

As of December 31, 2017, the Group has long-term, lines of credit available for use amounting to ThUS$224,766 (ThUS$129,944 and ThUS$48,345 as of December 31, 2016 and January 1, 2016, respectively).